Investment (Detail)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Short-term investments
Held-to-maturity investments	$ 20,823,851	¥ 144,580,000	¥ 25,240,000
Available for sale investments	22,266,230	154,594,435	496,565,847
Other short-term investments			38,268,052
Total short-term investments	43,090,081	299,174,435	560,073,899
Long-term investments
Held-to-maturity investments	19,372,029	134,500,000	56,180,000
Available-for-sale investments			10,069,729
Other long-term investments	30,594,891	212,420,327	185,532,216
Total long-term investments	49,966,920	346,920,327	251,781,945
Total investments	93,057,001	646,094,762	811,855,844
Fixed Income Products
Short-term investments
Held-to-maturity investments	20,823,851	144,580,000	25,240,000
Available for sale investments	22,266,230	154,594,435	496,565,847
Long-term investments
Held-to-maturity investments	19,372,029	134,500,000	56,180,000
Private Equity Funds Products
Long-term investments
Other long-term investments	13,764,732	95,568,533	78,390,404
Other Investments
Long-term investments
Other long-term investments	$ 16,830,159	¥ 116,851,794	¥ 107,141,812